IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2014
IMPAIRMENT
Schedule of impairment expense
($ thousands)	2014	2013	2012

Oil and natural gas properties	$–	$–	$781,099

Impairment expense	$–	$–	$781,099

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

Year	WTI Crude Oil US$/bbl	Exchange Rate US$/CDN$	Edm Light Crude CDN$/bbl	U.S. Henry Hub Gas US$/Mcf	AECO Natural Gas Spot CDN$/Mcf

2014	$94.99	$1.09	$94.84	$4.30	$4.60
2013	96.94	1.03	93.19	3.67	3.16
2012	94.71	1.00	88.33	2.83	2.35